IDEX MUTUAL FUNDS
                        IDEX JANUS GLOBAL

  Supplement dated October 7, 2002 to Prospectus dated March 1,
2002, as Supplemented April 1, 2002 and Supplemented May 3, 2002,
                  June 1, 2002, July 31, 2002,
August 1, 2002, August 12, 2002, September 9, 2002 and October 1,
                              2002


Effective  immediately, Janus Global is open  to  new  investors.
Accordingly:

Please  delete the following notation in the Table of Contents
International/Global Funds  Janus Global:

(Closed to new investors)


The following sentence replaces the information above SUMMARY OF
RISKS AND RETURNS:

Effective October 7, 2002, this fund is open to new investors.





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